Cover	May 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	1-4482
Entity Registrant Name	ARROW ELECTRONICS, INC.
Entity Central Index Key	0000007536
Entity Tax Identification Number	11-1806155
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	9151 East Panorama Circle
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	824-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	ARW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false